Long-term financial investments (Tables)	12 Months Ended
Dec. 31, 2023
Long-term Financial Investments [Abstract]
Schedule of Equity- Accounted Investments
In addition to the above equity-accounted investments, the Corporation has also acquired ownership interest in various other investments.

Net carrying value	December 31, 2022	Contributions (Proceeds)	Change in Fair Value	December 31, 2023
Long-term investment - Forsee Power	$18,470	$—	$(3,501)	$14,969
Long-term investment - Wisdom Motor	10,000	(1,000)	(4,900)	4,100
Long-term investment - Quantron AG	5,333	3,304	(4,237)	4,400
Long-term investment - HyCap Fund	7,963	4,624	214	12,801
Long-term investment - Clean H2 Fund	565	3,983	(473)	4,075
	$42,331	$10,911	$(12,897)	$40,345

Net carrying value	December 31, 2021	Contributions (Proceeds)	Change in Fair Value	December 31, 2022
Long-term investment - Forsee Power	$33,335	$—	$(14,865)	$18,470
Long-term investment - Wisdom Motor	—	10,000	—	10,000
Long-term investment - Quantron AG	—	5,183	150	5,333
Long-term investment - HyCap Fund	7,636	1,924	(1,597)	7,963
Long-term investment - Clean H2 Fund	339	806	(580)	565
	$41,310	$17,913	$(16,892)	$42,331